Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Buildings	22 - 25 years
Plant and machinery(1)	5 years
Computer equipment	3-5 years
Furniture and fixtures	5 years
Vehicles	5 years
Leasehold improvements	Lower of useful life of the asset or lease term
(1)	Includes solar plant with a useful life of 20 years.

Schedule of Changes in Carrying Value of Property, Plant and Equipment

Following are the changes in the carrying value of property, plant and equipment for fiscal 2021:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2020	174	1,324	621	882	381	6	3,388
Additions	11	70	39	156	26	—	302
Additions- Business Combinations (Refer to Note 2.10)	—	—	—	1	—	—	1
Deletions	—	—	(4)	(29)	(6)	—	(39)
Translation difference	6	51	23	35	15	—	130
Gross carrying value as of March 31, 2021	191	1,445	679	1,045	416	6	3,782
Accumulated depreciation as of April 1, 2020	—	(434)	(418)	(646)	(243)	(4)	(1,745)
Depreciation	—	(52)	(63)	(129)	(47)	(1)	(292)
Accumulated depreciation on deletions	—	—	4	27	6	—	37
Translation difference	—	(17)	(15)	(23)	(10)	1	(64)
Accumulated depreciation as of March 31, 2021	—	(503)	(492)	(771)	(294)	(4)	(2,064)
Capital work-in-progress as of March 31, 2021							145
Carrying value as of March 31, 2021	191	942	187	274	122	2	1,863
Capital work-in-progress as of April 1, 2020							167
Carrying value as of April 1, 2020	174	890	203	236	138	2	1,810

Following are the changes in the carrying value of property, plant and equipment for fiscal 2020:

	(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2019	276	1,291	572	855	323	5	3,322
Additions	2	149	106	131	95	1	484
Additions- Business Combinations (Refer to Note 2.10)	—	—	—	9	2	—	11
Deletions	—	—	(2)	(25)	(5)	—	(32)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)	(88)	—	—	—	—	—	(88)
Translation difference	(16)	(116)	(55)	(88)	(34)	—	(309)
Gross carrying value as of March 31, 2020	174	1,324	621	882	381	6	3,388
Accumulated depreciation as of April 1, 2019	(5)	(423)	(390)	(616)	(225)	(3)	(1,662)
Depreciation	—	(50)	(67)	(121)	(47)	(1)	(286)
Accumulated depreciation on deletions	—	—	2	25	5	—	32
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)	5	—	—	—	—	—	5
Translation difference	—	39	37	66	24		166
Accumulated depreciation as of March 31, 2020	—	(434)	(418)	(646)	(243)	(4)	(1,745)
Capital work-in-progress as of March 31, 2020							167
Carrying value as of March 31, 2020	174	890	203	236	138	2	1,810
Capital work-in-progress as of April 1, 2019							271
Carrying value as of April 1, 2019	271	868	182	239	98	2	1,931

Following are the changes in the carrying value of property, plant and equipment for fiscal 2019:

						(Dollars in millions)
	Land	Buildings	Plant and machinery	Computer equipment	Furniture and fixtures	Vehicles	Total
Gross carrying value as of April 1, 2018	292	1,247	518	749	285	5	3,096
Additions	8	132	98	173	58	1	470
Additions- Business Combinations (Refer to Note 2.10)	—	—	1	4	2	—	7
Deletions	(7)	(17)	(15)	(35)	(9)	—	(83)
Reclassified from assets held for sale (Refer to Note 2.10)	—	—	—	6	4	—	10
Translation difference	(17)	(71)	(30)	(42)	(17)	(1)	(178)
Gross carrying value as of March 31, 2019	276	1,291	572	855	323	5	3,322
Accumulated depreciation as of April 1, 2018	(5)	(417)	(359)	(557)	(203)	(3)	(1,544)
Depreciation	(1)	(45)	(62)	(109)	(37)	(1)	(255)
Accumulated depreciation on deletions	—	15	12	23	6	—	56
Reclassified from assets held for sale (Refer to Note 2.10)	—	—	—	(4)	(3)	—	(7)
Translation difference	1	24	19	31	12	1	88
Accumulated depreciation as of March 31, 2019	(5)	(423)	(390)	(616)	(225)	(3)	(1,662)
Capital work-in-progress as of March 31, 2019							271
Carrying value as of March 31, 2019	271	868	182	239	98	2	1,931
Capital work-in-progress as of April 1, 2018							311
Carrying value as of April 1, 2018	287	830	159	192	82	2	1,863